Shareholders' equity - Preferred Stock Summary (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Total shares issued and outstanding (shares)	45,826	35,826
Carrying value	$ 4,541	$ 3,542
Series A Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	4.00%
Total shares issued and outstanding (shares)	5,001	5,001
Carrying value	$ 500	$ 500
Liquidation preference per share (usd per share)	$ 100,000
Series A Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	0.565%
Series C Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	5.20%
Total shares issued and outstanding (shares)	0	5,825
Carrying value	$ 0	$ 568
Liquidation preference per share (usd per share)	$ 100,000
Series D Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	4.50%
Total shares issued and outstanding (shares)	5,000	5,000
Carrying value	$ 494	$ 494
Liquidation preference per share (usd per share)	$ 100,000
Series D Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	2.46%
Series E Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	4.95%
Total shares issued and outstanding (shares)	10,000	10,000
Carrying value	$ 990	$ 990
Liquidation preference per share (usd per share)	$ 100,000
Series E Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	3.42%
Series F Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	4.625%
Total shares issued and outstanding (shares)	10,000	10,000
Carrying value	$ 990	$ 990
Liquidation preference per share (usd per share)	$ 100,000
Series F Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	3.131%
Series G Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	4.70%
Total shares issued and outstanding (shares)	10,000	0
Carrying value	$ 990	$ 0
Liquidation preference per share (usd per share)	$ 100,000
Series G Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	4.358%
Series H Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	3.70%
Total shares issued and outstanding (shares)	5,825	0
Carrying value	$ 577	$ 0
Liquidation preference per share (usd per share)	$ 100,000
Series H Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	3.352%